Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares Issued and Outstanding	225,510	209,510
Liquidation Preference	$ 6,576	$ 6,176
Discount	205	193
Carrying Amount	$ 6,371	$ 5,983
Series A [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	12,510	12,510
Liquidation Preference	$ 1,251	$ 1,251
Discount	145	145
Carrying Amount	$ 1,106	$ 1,106
Series B [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Carrying Amount	$ 1,000	$ 1,000
Series F [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		44,000
Liquidation Preference		$ 1,100
Discount		12
Carrying Amount		$ 1,088
Series I [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		30,000
Liquidation Preference		$ 750
Discount		5
Carrying Amount		$ 745
Series J [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Discount	7	7
Carrying Amount	$ 993	$ 993
Series K [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	23,000	23,000
Liquidation Preference	$ 575	$ 575
Discount	10	10
Carrying Amount	$ 565	$ 565
Series L [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	$ 500	$ 500
Discount	14	14
Carrying Amount	$ 486	$ 486
Series M [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	30,000
Liquidation Preference	$ 750
Discount	21
Carrying Amount	$ 729
Series N [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	60,000
Liquidation Preference	$ 1,500
Discount	8
Carrying Amount	$ 1,492